UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21121
Investment Company Act File Number
Large-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Growth Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co. (The)	29,800	$1,982,892
United Technologies Corp.	29,900	2,129,777

		$4,112,669

Air Freight & Logistics — 2.4%
Expeditors International of Washington, Inc.	54,600	$2,524,158
FedEx Corp.	19,400	1,658,700

		$4,182,858

Auto Components — 0.8%
Lear Corp.(1)	18,100	$1,428,633

		$1,428,633

Automobiles — 1.5%
Ford Motor Co.(1)	210,200	$2,572,848

		$2,572,848

Beverages — 3.8%
Coca-Cola Co. (The)	49,700	$2,908,444
PepsiCo, Inc.	55,250	3,670,810

		$6,579,254

Biotechnology — 2.1%
Amgen, Inc.(1)	32,400	$1,785,564
Celgene Corp.(1)	32,228	1,856,655

		$3,642,219

Chemicals — 0.9%
Monsanto Co.	33,700	$1,615,241

		$1,615,241

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	54,500	$1,947,830

		$1,947,830

Communications Equipment — 6.1%
Cisco Systems, Inc.(1)	222,700	$4,877,130
QUALCOMM, Inc.	75,600	3,411,072
Telefonaktiebolaget LM Ericsson ADR	214,700	2,355,259

		$10,643,461

Computers & Peripherals — 8.1%
Apple, Inc.(1)	23,500	$6,668,125
EMC Corp.(1)	158,500	3,219,135
Hewlett-Packard Co.	34,700	1,459,829
International Business Machines Corp.	20,600	2,763,284

		$14,110,373

Construction & Engineering — 1.2%
Fluor Corp.	41,400	$2,050,542

		$2,050,542

Consumer Finance — 1.4%
American Express Co.	59,700	$2,509,191

		$2,509,191

Security	Shares	Value
Diversified Consumer Services — 0.8%
Coinstar, Inc.(1)	31,400	$1,349,886

		$1,349,886

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	65,800	$2,505,006

		$2,505,006

Electrical Equipment — 0.8%
Emerson Electric Co.	28,200	$1,485,012

		$1,485,012

Energy Equipment & Services — 3.0%
Halliburton Co.	57,900	$1,914,753
Schlumberger, Ltd.	53,600	3,302,296

		$5,217,049

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	34,000	$2,192,660
Wal-Mart Stores, Inc.	68,400	3,660,768

		$5,853,428

Food Products — 0.9%
Nestle SA	31,000	$1,652,529

		$1,652,529

Health Care Equipment & Supplies — 1.3%
Covidien PLC	26,500	$1,065,035
St. Jude Medical, Inc.(1)	32,300	1,270,682

		$2,335,717

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	51,760	$1,977,750
Starbucks Corp.	74,000	1,892,920

		$3,870,670

Household Products — 2.0%
Clorox Co. (The)	27,100	$1,809,196
Colgate-Palmolive Co.	22,000	1,690,920

		$3,500,116

Industrial Conglomerates — 1.1%
3M Co.	22,500	$1,950,975

		$1,950,975

Insurance — 1.1%
Prudential Financial, Inc.	34,700	$1,880,046

		$1,880,046

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	10,200	$1,602,012

		$1,602,012

Internet Software & Services — 6.9%
Akamai Technologies, Inc.(1)	80,100	$4,019,418
Google, Inc., Class A(1)	10,000	5,257,900
VeriSign, Inc.(1)	84,700	2,688,378

		$11,965,696

IT Services — 2.2%
Cognizant Technology Solutions Corp., Class A(1)	22,600	$1,457,022
MasterCard, Inc., Class A	10,800	2,419,200

		$3,876,222

Security	Shares	Value
Machinery — 4.8%
Caterpillar, Inc.	32,807	$2,581,255
Deere & Co.	26,000	1,814,280
PACCAR, Inc.	41,500	1,998,225
Parker Hannifin Corp.	27,900	1,954,674

		$8,348,434

Media — 2.5%
Discovery Communications, Inc., Class A(1)	52,000	$2,264,600
Walt Disney Co. (The)	62,500	2,069,375

		$4,333,975

Metals & Mining — 2.7%
Freeport-McMoRan Copper & Gold, Inc.	33,400	$2,852,026
Nucor Corp.	48,500	1,852,700

		$4,704,726

Multiline Retail — 2.6%
Macy’s, Inc.	125,300	$2,893,177
Target Corp.	31,900	1,704,736

		$4,597,913

Oil, Gas & Consumable Fuels — 6.6%
Apache Corp.	29,500	$2,883,920
Exxon Mobil Corp.	47,982	2,964,808
Hess Corp.	51,200	3,026,944
Occidental Petroleum Corp.	33,100	2,591,730

		$11,467,402

Pharmaceuticals — 4.7%
Abbott Laboratories	53,950	$2,818,348
Allergan, Inc.	36,600	2,434,998
Johnson & Johnson	22,300	1,381,708
Shire PLC ADR	24,700	1,661,816

		$8,296,870

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	58,600	$1,838,868
Broadcom Corp., Class A	93,650	3,314,273
Cypress Semiconductor Corp.(1)	227,400	2,860,692
Intel Corp.	163,800	3,149,874

		$11,163,707

Software — 5.6%
Activision Blizzard, Inc.	235,000	$2,542,700
Microsoft Corp.	160,232	3,924,082
Oracle Corp.	123,400	3,313,290

		$9,780,072

Specialty Retail — 1.0%
Bed Bath & Beyond, Inc.(1)	39,500	$1,714,695

		$1,714,695

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	41,900	$3,357,866

		$3,357,866

Security	Shares	Value
Wireless Telecommunication Services — 1.3%
American Tower Corp., Class A(1)	45,700	$2,342,582

		$2,342,582

Total Common Stocks (identified cost $143,139,096)		$174,547,725

Total Investments — 99.9% (identified cost $143,139,096)		$174,547,725

Other Assets, Less Liabilities — 0.1%		$113,266

Net Assets — 100.0%		$174,660,991

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,235,006

Gross unrealized appreciation	$32,947,850
Gross unrealized depreciation	(1,635,131)

Net unrealized appreciation	$31,312,719

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$24,828,498	$—		$—	$24,828,498
Consumer Staples	15,932,798	1,652,529		—	17,585,327
Energy	16,684,451	—		—	16,684,451
Financials	6,894,243	—		—	6,894,243
Health Care	14,274,806	—		—	14,274,806
Industrials	24,078,320	—		—	24,078,320
Information Technology	61,539,531	—		—	61,539,531
Materials	6,319,967	—		—	6,319,967
Telecommunication Services	2,342,582	—		—	2,342,582

Total Common Stocks	$172,895,196	$1,652,529	*	$—	$174,547,725

Total Investments	$172,895,196	$1,652,529		$—	$174,547,725

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010